Acquisition and Business Combination	12 Months Ended
Mar. 31, 2019
Acquisition and Business Combination [Abstract]
ACQUISITION AND BUSINESS COMBINATION

10.	ACQUISITION AND BUSINESS COMBINATION

On August 13, 2018, the Company reached a definitive agreement to acquire 100% of SalvaRx Limited, a Company incorporated in the British Virgin Islands on May 6, 2015 and formed for the purposes of investing in and acquiring businesses focused on novel cancer immunotherapies and to develop clinical proof of concept, in exchange for 805,070,067 common shares of the Company (the "SalvaRx Acquisition"). The SalvaRx Acquisition was completed on January 8, 2019 (the "Acquisition Date") upon receiving shareholder and regulatory approval. Shares issued by Portage on acquisition were valued at $92.6 million based on the market price of the Company shares of $0.115 per share on the Acquisition Date. Portage is the accounting acquirer as the controlling group of shareholders of Portage increased their holdings, retained majority of voting rights after the acquisition and the Company's management prior to the acquisition continued as management of the combined company. Four of the Company's Board members are also directors of SalvaRx (See Note 19). Notwithstanding the high degree of ownership between the companies, this was not considered a common control transaction as no single individual held controlling interest and no contractual arrangement exists among the group of directors.

In connection with the SalvaRx Acquisition, the Company acquired SalvaRx's five investees and subsidiaries: IOX and Saugatuck (consolidated subsidiary with non-controlling interest), Intensity (investment in private company (see Note 9), Nekonal (joint venture with no fair value due to a dispute with Nekonal, see below), and Rift (no fair value as operations are discontinued). In connection with the SalvaRx Acquisition, the Company also acquired an option from Nekonal SARL that gives SalvaRx the right to acquire shares in Nekonal for €50 ($55 USD) per share for four years. On January 8, 2019, the acquisition date, the fair value of option was determined to be $0 due to a dispute with Nekonal.

SalvaRx and Nekonal are currently involved in a dispute regarding Nekonal's claim that it attained a development milestone that would require SalvaRx to provide the next tranche of funding. SalvaRx claims that Nekonal committed a breach of duties and fraud on its minority shareholders with respect to its assumption that the milestone has been attained. Nekonal management has counterclaimed that SalvaRx in breach of breach of contract with respect to the funding arrangement. While litigation is threatened, no legal proceedings have been formally commenced. Nekonal has halted all development and it intends to so until this matter can be resolved. The Company and Nekonal are currently negotiating a resolution of this matter.

The acquisition of SalvaRx Limited allows the Company to acquire interest in the development of nine immune-oncology products. SalvaRx has three "in-process research and development ("IPR&D") projects identified.

The following table summarizes the purchase price allocation to the fair value of assets acquired and liabilities assumed for SalvaRx:

In $'000s
Investment in Intensity	$4,500
Other receivable	641
Cash and cash equivalents	1,192
IPR&D	117,388
Goodwill	43,324
167,045

Trade and other payables	(625)
Notes payable	(3,370)
Convertible notes payable	(100)
Deferred tax liability, net	(19,673)
Non-controlling interest (see Note 22) (a)	(48,731)
(72,499)

Fair value of consideration	$94,546

(a)	Includes the $2.5 million for the fair value of warrants issued with the SalvaRx notes of $2.5 million (see Note 11) and $7.4 million for the fair value of the vested portion of the IOX stock options (see Note 14) that were outstanding at the time of the SalvaRx Acquisition.

The following table summarizes the fair value of consideration in the SalvaRx Acquisition:

In $'000s

Fair value of common shares of the Company	$92,583
Effective settlement of intercompany debt (see Note 5 and 12)	1,963
Fair value of consideration	$94,546

Goodwill has been recognized as a result of SalvaRx's history of discovering and commercializing drugs in the area of cancer immunotherapy and assembled management team. The goodwill acquired is not deductible for tax purposes.

Net losses of $1.9 million from the acquired operations are included in the consolidated statements of operations and other comprehensive income.

Acquisition costs of approximately $0.1 million were incurred and recognized in professional fees in the accompanying consolidated statement of operations and other comprehensive loss for the year ended March 31, 2019.

The following table presents unaudited supplemental pro forma consolidated net income based on SalvaRx's historical reporting periods as if the SalvaRx Acquisition had occurred as of April 1, 2018:

2019
Year ended March 31,	in 000'$
Net loss	$(5,160)
Net loss applicable to common stockholders	$(3,920)
Net loss per share, basic and diluted	$(0.01)